Real Estate Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010 Number	Dec. 31, 2009
Assets
Other Finite-Lived Intangible Assets, Gross	$ 428,199	$ 258,079
Accumulated amortization	(148,380)	(49,145)
Net book value	279,819	208,934
Weighted-average amortization period in years	17 years 0 months	18 years 2 months
Liabilities
Real estate intangible liabilities, Gross	72,304	62,281
Accumulated amortization	(21,387)	(15,992)
Net book value	50,917	46,289
Weighted-average amortization period in years	12.3	14.0
Real Estate Intangible Amortization [Abstract]
Rental income related to above/below market tenant leases, net	3,340	3,829	2,670
Property operating expenses related to above/below market ground leases, net	(1,161)	(1,049)	(1,052)
Depreciation and amortization related to in place lease intangibles and lease commissions	(98,856)	(18,298)	(9,722)
Intangible Asset [Member]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized [Line Items]
2012	85,656
2013	34,209
2014	17,136
2015	14,897
2016	17,801
Thereafter	110,120
Totals	279,819
Intangible Liability [Member]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized [Line Items]
2012	6,108
2013	5,549
2014	5,169
2015	4,330
2016	4,129
Thereafter	25,632
Totals	50,917
In place lease intangibles [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	332,645	182,030
Above market tenant leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	35,973	24,089
Below market ground leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	51,316	46,992
Lease commissions [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	8,265	4,968
Below market tenant leases [Member]
Liabilities
Real estate intangible liabilities, Gross	67,284	57,261
Above market ground leases [Member]
Liabilities
Real estate intangible liabilities, Gross	$ 5,020	$ 5,020